CONSOLIDATED STATEMETS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Statement Of Cash Flows [Abstract]
Net (loss)	$ (1,024,533)	$ (539,177)	$ (2,652,189)	$ (1,268,898)
Adjustments to reconcile net (loss) to net cash (used in) operating activities:
Depreciation Expense	179,102	174,460	695,817	250,670
Debt Discount	75,601	(61,655)	175,345	33,842
Stock-based compensation	53,317	150,971	479,234	281,871
Gain on acquisition of Canadian Communications, LLC				(556,927)
Forgiveness of debt			(144,810)
Provision for uncollectable accounts	(21,923)	(5,940)	43,813	30,972
Loss on cancellation of contracts	11,151
Change in operating assets and liabilities:
Accounts receivable	(10,168)	(136,219)	(80,470)	(147,564)
Prepaid and other current assets	53,260	5,441	(56,799)	(33,238)
Inventory	276,617	159,794	(351,571)	(250,363)
Accounts payable and accrued expenses	(203,315)	(40,278)	260,709	44,367
Accrued interest	(2,535)	(807)	12,490	6,490
Unearned Income	(73,148)	36,837	172,658	70,604
Deferred revenue	(51,227)	80,712	475,042	(76,276)
Total Adjustments	286,732	363,316	1,681,458	(345,552)
Net cash (used in) operating activities:	(738,503)	(174,051)	(970,731)	(1,614,450)
Cash Flows from investing activities:
Leases receivable		(426,900)	(2,046,356)	(1,763,799)
Payments received on leases receivable	(248,151)	(156,678)	(722,982)	(186,586)
Net cash paid on acquisition of Canadian Communications, LLC				(461,639)
Purchase of property and equipment	(40,236)	(72,975)	(174,677)	(366,369)
Net cash (used in) investing activities:	207,915	(343,197)	(1,498,051)	(2,405,221)
Cash flows from financing activities:
Proceeds from the sale of common stock and exercise of warrants		125,000	125,000	2,473,000
Proceeds from the line of credit	1,000,000	260,000	2,480,000	1,232,000
Payments on capital leases	(3,556)	(2,518)	(10,361)	(9,615)
Payments on notes payable	(14,987)	(24,225)	(66,582)	(17,426)
Net cash provided by financing activities	981,457	358,257	2,528,057	3,677,959
Effects of foreign currency translation	2,282	15,112	(12,415)
Net increase (decrease) in cash and equivalents	453,151	(143,879)	46,860	(341,712)
Cash and equivalents at the beginning of year	361,228	314,368	314,368	656,080
Cash and equivalents at the end of year	814,379		361,228	314,368
Supplemental Cash Flow Information:
Cash paid for interest	63,139	30,890	152,237	56,192
Cash paid for income taxes
Non-cash investing and financing activities:
Common stock issued in the acquisition of Canadian Communications, LLC				1,215,000
Debt discount on line of credit advances	$ 350,167	$ 89,848	$ 826,060